Property, Plant and Equipment, Net	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 4 – PROPERTY, PLANT AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	January 31, 2025	July 31, 2024
	(unaudited)
Furniture, fixtures and equipment	$-	$209,290
Less: accumulated depreciation	-	(149,243)
Property and equipment, net	$-	$60,047

Depreciation expense was nil and $9,669 for the three months ended January 31, 2025 and 2024, respectively. Depreciation expense was $6,282 and $19,338 for the six months ended January 31, 2025 and 2024, respectively.

In November 2024, the lease agreement with related party lessor was terminated prematurely, resulting in the disposal of all furniture, fixtures, and equipment located at the leased premises. Loss on disposal of the property and equipment was $53,765, which was recorded as other (expense) income in the consolidated statements of operations and comprehensive loss as of January 31, 2025.

NOTE 5 – PROPERTY, PLANT AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of July 31,
	2024	2023
Furniture, fixtures and equipment	$209,290	$204,204
Less: accumulated depreciation	(149,243)	(110,567)
Property and equipment, net	$60,047	$93,637

For the year ended July 31, 2024, the Company did not dispose of property and equipment. For the year ended July 31, 2023, the Company disposed vehicles with original value of $132,670 and net book value of $111,940, and other equipment with original value of $15,471 and net book value of $9,762. The Company received proceeds of $72,000, and recognized loss of $49,702 on disposal of property and equipment.

Depreciation expense was $38,677 and $58,805 for the years ended July 31, 2024 and 2023, respectively.